Offerings	Nov. 13, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	(1) Decoy Therapeutics Inc. (the "registrant") is registering an indeterminate number of shares of common stock and preferred stock, principal amount of debt securities, warrants to purchase common stock, preferred stock and/or debt securities, and units, which together shall have an aggregate initial offering price not to exceed $50,000,000. If any debt securities are issued at an original issue discount, then such greater principal amount as shall result in an aggregate initial offering price not to exceed $50,000,000. The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of the securities. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion, exchange or exercise of any securities registered hereunder or pursuant to their anti-dilution provisions. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued as a result of stock splits, stock dividends or similar transactions.